Segmental analysis - Goodwill (Details) - GBP (£) £ in Millions	Dec. 31, 2022	Dec. 31, 2021
Analysis of goodwill
Carrying value of goodwill		£ 5,522
Retail Banking
Analysis of goodwill
Carrying value of goodwill	£ 2,607	2,607
Commercial & Institutional
Analysis of goodwill
Carrying value of goodwill		2,906
Private Banking
Analysis of goodwill
Carrying value of goodwill	£ 9	£ 9